Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Liabilities
Liabilities	$ 1,051.3	$ 986.3
Assets
Assets	(669.4)	(576.4)
Net deferred taxation liabilities	381.9	409.9
Included in the statement of financial position as follows:
Deferred taxation assets	(72.0)	(48.7)	$ (54.1)
Deferred taxation liabilities	453.9	458.6	$ 482.2	[1]
Balance at end of the year	381.9	409.9
Balance at beginning of the year	409.9	428.1
Recognised in profit or loss - continuing operations	(31.5)	(14.7)
Recognised in profit or loss - discontinued operations	3.4	0.1
Translation adjustment	0.1	(3.6)
Balance at end of the year	381.9	409.9
Mining Assets [member]
Liabilities
Liabilities	1,014.1	966.3
Environmental Trust Funds [member]
Liabilities
Liabilities	3.4	2.8
Inventories [member]
Liabilities
Liabilities	12.1	13.7
Unremitted earnings [member]
Liabilities
Liabilities	9.1	0.0
Other [member]
Liabilities
Liabilities	12.6	3.5
Provisions [member]
Assets
Assets	(108.4)	(100.8)
Tax Losses [member]
Assets
Assets	(69.1)	(54.7)
Unredeemed Capital Expenditure [member]
Assets
Assets	$ (491.9)	$ (420.9)

[1]	As Restated - Refer note 40 for further details.